Financial Information by Business Segment - Schedule of Revenue from External Customers (Including Affiliates) (Details) - USD ($) $ in Thousands		3 Months Ended											12 Months Ended
		Mar. 31, 2018		Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017		Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Revenues from external customers (including affiliates):
Total operating revenues		$ 286,562	[1],[2]	$ 248,159	$ 206,293	$ 196,815	$ 200,072	[1],[2]	$ 193,878	$ 176,276	$ 177,157	$ 184,961	$ 851,339	[3],[4]	$ 732,272	[3],[4]	$ 632,936	[3],[4]
Operating income:
Total operating income		210,333	[1]	162,462	145,702	141,288	145,308	[1]	134,858	126,477	129,215	137,306	594,760	[3]	527,856	[3]	451,957	[3]
Reconciliation of operating income to net income:
Equity income		8,811	[1],[5],[6]				4,277	[1],[5],[6]					22,171	[7]	9,898	[7]	2,367	[7]
Other income		898	[1]				1,537	[1]					26,595	[3],[8]	37,011	[3],[8]	7,773	[3],[8]
Net interest expense		10,716	[1],[9]				7,926	[1],[9]					36,129	[3],[10]	16,766	[3],[10]	21,345	[3],[10]
Income tax expense (benefit)	[3]												0		10,147		(16,741)
Net income		209,326	[1],[5],[11]	$ 159,953	$ 142,938	$ 139,139	143,196	[1],[5],[11]	$ 135,700	$ 133,660	$ 131,859	$ 136,735	585,226	[3],[7],[12]	537,954	[3],[7],[12]	455,126	[3],[7],[12]
Operating Segments
Revenues from external customers (including affiliates):
Total operating revenues													851,339		732,272		632,936
Operating income:
Total operating income													594,760		527,856		451,957
Operating Segments | Gathering
Revenues from external customers (including affiliates):
Total operating revenues		179,628					102,329						479,353		397,494		335,105
Operating income:
Total operating income		130,882					73,704						347,293		289,643		243,882
Operating Segments | Transmission
Revenues from external customers (including affiliates):
Total operating revenues		106,934					97,743						371,986		334,778		297,831
Operating income:
Total operating income		$ 79,451					$ 71,604						$ 247,467		$ 238,213		$ 208,075

[1]	As discussed in Note B, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), because this transaction was between entities under common control.
[2]	Operating revenues included affiliate revenues from EQT Corporation and subsidiaries (collectively, EQT) of $181.2 million and $143.4 million for the three months ended March 31, 2018 and 2017, respectively. See Note F.
[3]	As discussed in Note 2, the combined financial statements of EQT Midstream Partners, LP (EQM) have been retrospectively recast to include the pre-acquisition results of Rice Olympus Midstream LLC (ROM), Strike Force Midstream Holdings LLC (Strike Force) and Rice West Virginia Midstream LLC (Rice WV), which were acquired by EQM effective on May 1, 2018 (the May 2018 Acquisition), the Allegheny Valley Connector, LLC (AVC), Rager Mountain Storage Company LLC (Rager) and certain gathering assets (the Gathering Assets), which were acquired by EQM effective on October 1, 2016 (the October 2016 Acquisition), and the Northern West Virginia Marcellus gathering system (NWV Gathering), which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[4]	Operating revenues included affiliate revenues from EQT Corporation and subsidiaries (collectively, EQT) of $621.8 million, $551.4 million and $462.4 million for the years ended December 31, 2017, 2016 and 2015, respectively. See Note 5.
[5]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[6]	Represents equity income from Mountain Valley Pipeline, LLC (the MVP Joint Venture). See Note G.
[7]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.
[8]	For the year ended December 31, 2017, other income included equity income from Mountain Valley Pipeline, LLC (MVP Joint Venture) of $22.2 million. For the year ended December 31, 2016, other income included distributions received from EQT Energy Supply, LLC (EES) of $8.3 million and equity income from the MVP Joint Venture of $9.9 million. For the year ended December 31, 2015, other income included equity income from the MVP Joint Venture of $2.4 million. See Note 6.
[9]	Net interest expense included interest income on the preferred interest (the Preferred Interest) in EQT Energy Supply, LLC (EES) of $1.7 million for the three months ended March 31, 2018 and 2017.
[10]	For the years ended December 31, 2017 and 2016, net interest expense included interest income on the preferred interest (the Preferred Interest) in EES of $6.8 million and $1.7 million, respectively.
[11]	As discussed in Note B, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, because this transaction was between entities under common control.
[12]	As discussed in Note 2, the combined financial statements of EQM have been retrospectively recast to include the pre-acquisition results of ROM, Strike Force and Rice WV, which were acquired by EQM effective on May 1, 2018, AVC, Rager and the Gathering Assets, which were acquired by EQM effective on October 1, 2016, and NWV Gathering, which was acquired by EQM on March 17, 2015, because these transactions were between entities under common control.